Employees benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employees Benefits
Schedule of assets and actuarial liabilities

	FAF		Plan II
	12.31.23	12.31.22	12.31.23	12.31.22
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,348,786	3,121,348	21,789	20,822
Fair value of assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)
(Surplus) Deficit	(298,645)	(482,263)	(1,056)	(1,923)
Irrecoverable surplus - (asset ceiling)	298,645	482,263	1,056	1,923
Net actuarial (assets) liabilities	-	-	-	-

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	482,263	207,230	1,923	-
Interest on irrecoverable surplus	47,021	18,152	187	-
Changes in irrecoverable surplus during the year	(230,639)	256,881	(1,054)	1,923
Ending balance of irrecoverable surplus	298,645	482,263	1,056	1,923

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,121,348	3,340,497	20,822	23,981
Interest on actuarial obligations	293,231	283,241	1,935	1,997
Current service cost	18,153	23,189	-	-
Benefit paid	(233,865)	(213,804)	(1,947)	(1,838)
Actuarial losses - experience	81,782	(36,292)	460	(1,358)
Actuarial (gains) losses - economic hypotheses	68,137	(242,957)	519	(1,414)
Actuarial (gains) losses - demographic hypothesis	-	(32,526)	-	(546)
Ending balance of actuarial liabilities	3,348,786	3,121,348	21,789	20,822

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,603,611)	(3,547,727)	(22,745)	(22,298)
Interest income on assets plan	(340,252)	(301,394)	(2,122)	(1,851)
Benefit paid	233,865	213,804	1,947	1,838
Return on assets higher (lower) than projection	62,567	31,706	75	(434)
Ending Balance of the fair value of the assets	(3,647,431)	(3,603,611)	(22,845)	(22,745)

Rollforward of comprehensive income
Beginning balance	23,190	26,741	3,385	(2,485)
Reversion to accumulated losses	(23,190)	(26,741)	(3,385)	2,485
Actuarial gains (losses)	(149,919)	311,776	(979)	2,772
Return on assets higher (lower) than projection	(62,567)	(31,705)	(75)	434
Changes on irrecoverable surplus	230,639	(256,881)	1,054	179
Ending balance of comprehensive income	18,153	23,190	-	3,385

Costs recognized in statement of income
Current service costs	(18,153)	(23,190)	-	-
Interest on actuarial obligations	(293,231)	(283,241)	(1,935)	(1,997)
Projected return on assets	340,252	301,394	2,122	1,851
Interest on irrecoverable surplus	(47,021)	(18,153)	(187)	-
Costs recognized in statement of income	(18,153)	(23,190)	-	(146)

Estimated costs for the next year
Costs of defined benefit	(19,226)	(18,153)	-	-
Estimated costs for the next year	(19,226)	(18,153)	-	-

Schedule of actuarial assumptions and demographic data

	FAF		Plan II
	12.31.23	12.31.22	12.31.23	12.31.22
Actuarial assumptions
Economic hypothesis
Discount rate	9.54%	9.75%	9.43%	9.73%
Inflation rate	3.50%	3.50%	3.50%	3.50%
Wage growth rate	4.60%	4.60%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Mortality schedule - Disabled	CSO-58	CSO-58	CSO-58	CSO-58
Demographic data
Number of active participants	5,314	5,669	-	-
Number of beneficiary participants assisted	7,972	7,884	51	51

Schedule of composition of the investment portfolios

	FAF				Plan II
	12.31.23		12.31.22		12.31.23		12.31.22
Composition of the fund's portfolio
Fixed income	2,607,913	71.5%	2,385,591	66.2%	20,629	90.3%	19,969	87.8%
Variable income	339,211	9.3%	421,622	11.7%	937	4.1%	1,115	4.9%
Real estate	368,391	10.1%	342,343	9.5%	23	0.1%	23	0.1%
Other	331,916	9.1%	454,055	12.6%	1,256	5.5%	1,638	7.2%
	3,647,431	100.0%	3,603,611	100.0%	22,845	100.0%	22,745	100.0%
% of nominal return on assets	9.44%		8.50%		9.33%		8.30%

Schedule of amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations

	FAF	Plan II
2024	240,517	1,954
2025	239,946	1,935
2026	239,731	1,914
2027	240,288	1,888
2028	239,854	1,859
2029 to 2033	1,223,676	8,698
Weighted average duration - in years	10.95	8.88

Schedule of quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan FAF

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	9.54%	10.54%	3,031,526	8.54%	3,729,735
Wage growth rate (1)	1.06%	2.06%	3,373,686	0.06%	3,322,461

(1)  Actual rate.

Schedule of employee benefits

	Liabilities
	12.31.23	12.31.22
Medical assistance	66,245	119,729
F.G.T.S. Penalty (1)	70,535	60,657
Award for length of service	125,991	112,225
Other	278,050	228,701
	540,821	521,312

Current	86,423	64,367
Non-current	454,398	456,945
(1)	FGTS – Government Severance Indemnity Fund for Employees.

Schedule of actuarial liabilities related to other benefits

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Composition of actuarial liabilities
Present value of actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700
Net actuarial liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	119,729	195,345	60,657	53,881	112,225	98,474	228,700	203,202
Interest on actuarial liabilities	11,434	16,805	5,052	4,071	10,104	7,997	16,947	15,388
Current service costs	508	678	2,669	2,480	5,707	5,221	22,123	22,804
Past service costs	-	-	-	-	-	-	3,326	-
Benefits paid directly by the Company	(4,562)	(8,811)	(4,937)	(11,482)	(16,201)	(14,542)	(44,141)	(26,633)
Business combination	-	-	-	-	-	-	-	-
Actuarial (gains) losses - experience	(62,276)	(55,928)	5,938	13,589	12,745	17,357	103,847	15,764
Actuarial (gains) losses - demographic hypothesis	-	(12,325)	-	2,237	-	1,935	(6,504)	1,623
Actuarial (gains) losses - economic hypothesis	1,412	(16,035)	1,156	(4,119)	1,411	(4,217)	(6,747)	19,775
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	(39,501)	(23,223)
Ending balance of liabilities	66,245	119,729	70,535	60,657	125,991	112,225	278,050	228,700

Rollforward of the fair value of the assets
Benefits paid directly by the Company	4,562	8,811	4,937	11,482	16,201	14,542	44,141	26,633
Contributions of the sponsor	(4,562)	(8,811)	(4,937)	(11,482)	(16,201)	(14,542)	(44,141)	(26,633)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	49,568	(34,720)	(5,071)	6,636	-	-	(84,008)	(84,050)
Actuarial gains (losses)	60,864	84,288	(7,094)	(11,707)	-	-	(90,596)	(37,162)
Exchange variation	-	-	-	-	-	-	40,331	37,204
Ending balance of comprehensive income	110,432	49,568	(12,165)	(5,071)	-	-	(134,273)	(84,008)

Costs recognized in statement of income
Interest on actuarial liabilities	(11,434)	(16,805)	(5,052)	(4,071)	(10,104)	(7,997)	(16,947)	(15,388)
Current service costs	(508)	(678)	(2,669)	(2,480)	(5,707)	(5,221)	(22,123)	(22,804)
Past service costs		-	-	-	-	-	(3,326)	-
Immediate recognition of reduction	-	-	-	-	(14,156)	(15,075)	-	-
Cost recognized in statement of income	(11,942)	(17,483)	(7,721)	(6,551)	(29,967)	(28,293)	(42,396)	(38,192)

Estimated costs for the next year
Current service costs	(19)	(508)	(3,021)	(2,669)	(6,146)	(5,707)	(30,317)	(22,804)
Interest on actuarial liabilities	(6,268)	(11,434)	(5,669)	(5,052)	(10,893)	(10,104)	(35,728)	(15,388)
Estimated costs for the next year	(6,287)	(11,942)	(8,690)	(7,721)	(17,039)	(15,811)	(66,045)	(38,192)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.

Schedule of main actuarial assumptions and demographic data

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Economic hypothesis
Discount rate	9.61%	9.73%	9.42%	9.66%	13.77%	8.71%
Inflation rate	3.50%	3.50%	3.50%	3.50%	11.75%	4.88%
Medical inflation	6.60%	6.60%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.50%	3.50%	8.34%	4.88%
F.G.T.S. balance growth	N/A	N/A	3.41%	3.70%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender	AT-2000 Basic by gender
Disability entry schedule	N/A	N/A	Vindas Álvaro's attenuated 30%	Vindas Álvaro's attenuated 30%
Schedule of turnover - BRF's historical	2023	2022	2023	2022
Demoraphic data
Number of active participants	1,015	13,776	92,120	91,490
Number of assisted beneficiary participants	1,415	1,610	-	-

Schedule of future payments

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2024	2,016	20,718	20,704	42,985	86,423
2025	2,350	4,955	16,507	19,058	42,870
2026	2,773	5,652	16,355	20,007	44,787
2027	3,212	6,385	15,453	21,680	46,730
2028	3,603	6,237	18,939	22,861	51,640
2029 to 2033	25,324	41,929	86,808	221,431	375,492
Weighted average duration - in years	15.62	5.59	5.15	9.61

Schedule of sensitivity analysis post-employment plans

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	9.61%	10.61%	56,322	8.61%	78,929
Medical inflation	6.60%	7.60%	78,902	5.60%	56,260
Award for length of service
Discount rate	9.42%	10.42%	120,327	8.42%	132,249
Turnover	Historical	+3%	107,233	-3%	151,251
F.G.T.S. penalty
Discount rate	9.42%	10.42%	67,125	8.42%	74,375
Wage growth rate	3.50%	4.50%	71,226	2.50%	69,899
Turnover	Historical	+3%	59,720	-3%	86,071